First Trust Capital Strength Hedged Equity Portfolio Annual Fund Operating Expenses - First Trust Capital Strength Hedged Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1,2027
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.32%
Expenses (as a percentage of Assets)	2.32%
Fee Waiver or Reimbursement	(1.07%)	[1]
Net Expenses (as a percentage of Assets)	1.25%	[2]

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund's investment advisor has agreed to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the total net annual fund expenses of the Class I shares (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets at least through May 1,2027 (the “Expense Cap”). Expenses borne by the Fund’s investment advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was initially incurred or reimbursed, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) exceeding (after the amount of reimbursement is taken into account) any of (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived or expenses were reimbursed, or (iii) the current expense limitation. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund’s investment advisor only after May 1,2027 upon 60 days’ written notice.
[2]	Expenses have been restated to reflect the current fiscal year.